CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Millions	Total	Share capital	Share premium	Capital reserve	Cash flow hedge reserve	Translation differences	Remeasurements	Other reserves	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2022	$ (73.9)	$ 642.2	$ 0.0	$ 0.0	$ (3.1)	$ 109.8	$ 37.0	$ (10.9)	$ (848.9)	$ 0.0
Other comprehensive income/(loss)	(120.2)				(7.5)	(116.3)	3.6
Income (loss) for the period	(208.8)								(208.6)	(0.2)
TOTAL COMPREHENSIVE INCOME/(LOSS)	(329.0)				(7.5)	(116.3)	3.6	0.0	(208.6)	(0.2)
Transactions with owners:
Share-based payments	8.2							8.2
Capital contribution	234.3			227.2		7.1
Initial Investment from Non-Controlling owners	3.6									3.6
Ending balance at Dec. 31, 2023	(156.8)	642.2	0.0	227.2	(10.6)	0.6	40.6	(2.7)	(1,057.5)	3.4
Other comprehensive income/(loss)	(102.7)				30.1	(138.2)	1.9	3.5
Income (loss) for the period	78.4								72.6	5.8
TOTAL COMPREHENSIVE INCOME/(LOSS)	(24.3)				30.1	(138.2)	1.9	3.5	72.6	5.8
Transactions with owners:
Share-based payments	74.3		12.1					62.2
Elimination of Class A and B shares	(642.2)	(642.2)
Capital increase - share issuance	3,195.4	18.4	3,177.0
Contribution of related party debt to equity	2,562.0			2,562.0
Ending balance at Dec. 31, 2024	5,008.4	18.4	3,189.1	2,789.2	19.6	(137.6)	42.5	63.0	(984.9)	9.1
Other comprehensive income/(loss)	301.2				(63.0)	356.4	7.8
Income (loss) for the period	440.4								427.4	13.0
TOTAL COMPREHENSIVE INCOME/(LOSS)	741.6				(63.0)	356.4	7.8	0.0	427.4	13.0
Transactions with owners:
Share-based payments	37.3							37.3
Shares issued for exercise/vesting of share options	36.8	0.2	56.1					(19.5)
Shares issued for exercise/vesting of RSUs/PSUs	0.0	0.0	6.0					(6.0)
Dividend paid by subsidiary to non-controlling interests	(3.2)									(3.2)
Ending balance at Dec. 31, 2025	$ 5,820.9	$ 18.6	$ 3,251.2	$ 2,789.2	$ (43.4)	$ 218.8	$ 50.3	$ 74.8	$ (557.5)	$ 18.9